Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Electronic equipment	3 years
Furniture and office equipment	5 years
Computer softwares	3- 10 years
Vehicles	5 years
Leasehold improvements	Shorter of the expected use life or the lease term

Schedule of Estimated Useful Lives of Intangible Assets
The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years